Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 — Related Party Transactions

The Company leased property in North Hollywood, California from the Valley Industrial Properties which is owned by the Sunseeker Trust. The Sunseeker Trust is an irrevocable trust with the beneficiary being the mother of the CEO, Dakota Semler. The lease expired during April 2022 and the Company continued to lease the space on a month-to-month basis through December 31, 2022. Rent expense during the three months ended March 31, 2022 amounted to $35,000.

The Company has a contract manufacturing agreement with Fitzgerald Manufacturing Partners to provide manufacturing services. The owner of Fitzgerald Manufacturing Partners is a stockholder of the Company. We also have lease agreements with Fitzgerald Manufacturing Partners, for which we recorded rent expense of $0.2 million during each of the three months ended March 31, 2023 and 2022.

Note 16 – Related Party Transactions

The Company leases property in North Hollywood, California from the Valley Industrial Properties which is owned by the Sunseeker Trust. The Sunseeker Trust is an irrevocable trust with the beneficiary being the mother of the CEO, Dakota Semler. Rent expense incurred in the amount of $0.1 million for the years ended December 31, 2022 and 2021, respectively.

The Company has a contract manufacturing agreement with Fitzgerald Manufacturing Partners to provide manufacturing services. The owner of Fitzgerald is a stockholder of the Company. The Company also utilizes Metalsa S.A. de C.V., a Mexico-based automotive supplier, to provide parts and manufacturing services. Metalsa has an investment in the Company in the form of a convertible note payable which was converted as part of the Series A Financing (see Note 11 – Equity, above).

The Company had a partial recourse promissory note in the amount of $0.4 million due from the COO, Giordano Sordoni. The note was utilized to exercise options provided to him by the Company. Interest is compounded annually at a rate of 2.38%. The note was issued in the amount of $0.4 million on June 24, 2019. The full balance and interest of $15,000 was forgiven by the Company during the first quarter of 2021.

During 2021, the Company converted 34 notes payable with outstanding carrying value of $18.9 million from related parties into 19,664,000 preferred shares as described above in Note 11 – Equity. These related parties consisted of the CEO, COO, board members, board advisors, and various trusts whose beneficiaries are relatives of the CEO.

During 2021, the Company utilized employees from an entity owned by the CEO in conducting repairs and maintenance at their new headquarters. Amounts charged for these services were at the employees’ current salary rates including benefits and totaled $0.1 million during the year ended December 31, 2021. There were no comparable amounts charged during the year ended December 31, 2022.